TRANSACTIONS WITH RELATED PARTIES - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related director | Tickets sales | Inversiones Costa Verde S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ 142	$ 124	$ 87
Related director | Tickets sales | Costa Verde Inversiones Financieras S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	16	0	0
Related director | Tickets sales | Rio Dulce SA
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	2
Related director | Dividends | Inversiones Costa Verde Ltda. y CPA.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(2)	0	0
Related director | Dividends | Costa Verde Inversiones Financieras S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(1,904)	0	0
Related director | Real estate leases received | Inversora Aeronáutica Argentina S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(5)	(59)	(63)
Related director | Expense recovery | Inversora Aeronáutica Argentina S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	3	0
Common shareholder | Dividends | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(6,870)	0	0
Common shareholder | Loans received | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(231,714)
Common shareholder | Loans received | QA Investments 2 Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(7,414)
Common shareholder | Interest received | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(21,329)
Common shareholder | Interest received | QA Investments 2 Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(15,780)
Common shareholder | Capital contribution | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	170,962
Common shareholder | Services provided | Granja Marina Tornagaleones S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	36
Common shareholder | Services provided of passenger transport | TAM Aviação Executiva e Taxi Aéreo S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	4
Indirect shareholder | Dividends | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(17,512)	0	0
Indirect shareholder | Interlineal received service | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(22,863)	(22,107)	(23,110)
Indirect shareholder | Services provided by aircraft lease | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	0
Indirect shareholder | Interlineal provided service | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	32,092	31,020	37,855
Indirect shareholder | Services received of handling | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(88)	(252)	0
Indirect shareholder | Services provided of handling | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	1,058	0	692
Indirect shareholder | Services received miles | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(10,103)	(4,657)	(4,974)
Indirect shareholder | Services provided miles | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	2,783	1,683	894
Indirect shareholder | Services provided / received others | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	776	1,424	(1,238)
Shareholder | Dividends | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(17,535)	0	0
Shareholder | Loans received | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(233,026)
Shareholder | Loans received | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(240,440)
Shareholder | Loans received | Lozuy S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(57,928)
Shareholder | Interest received | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(10,374)
Shareholder | Interest received | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(26,153)
Shareholder | Interest received | Lozuy S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	(5,332)
Shareholder | Capital contribution | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	163,979
Shareholder | Capital contribution | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	163,979
Shareholder | Interlineal received service | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(319,499)	(144,239)	(111,706)
Shareholder | Interlineal provided service | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	213,153	127,145	102,580
Shareholder | Services provided of handling | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(7,058)	(3,657)	(4,340)
Shareholder | Services received miles | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(15,795)	(11,069)	(3,992)
Shareholder | Services provided miles | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	8,335	7,328	2,410
Shareholder | Services provided VIP lounge | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	1,756	640	0
Shareholder | Services provided / received others | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(22)	344	(311)
Shareholder | Engine sale | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	19,405
Shareholder | Services provided maintenance | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	995	0	0
Shareholder | Joint venture | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(10,000)	(10,000)	0
Shareholder | Real estates leases provided | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ 155	$ 86	$ 0